BORROWINGS - Nature and movements of financial debt (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS
Balance at ending	$ 2,128,069	$ 1,461,091
Cash flows	(47,312)	(103,151)
Accrued interest	9,925	40,701
Exchange differences, currency translation adjustments and others	704,365	(95,600)
Balance at beginning	1,461,091	1,619,141
Bank overdrafts
BORROWINGS
Balance at ending	23,514	23,698
Cash flows	58,006
Exchange differences, currency translation adjustments and others	(58,190)
Balance at beginning	23,698
Bank and other financial entities loans - principal
BORROWINGS
Balance at ending	604,428	444,252
Cash flows	(38,117)
Exchange differences, currency translation adjustments and others	198,293
Balance at beginning	444,252
Loans that do not represent cash movement	34,104
Notes - principals
BORROWINGS
Balance at ending	1,188,109	711,489
Cash flows	154,297
Exchange differences, currency translation adjustments and others	322,323
Balance at beginning	711,489
DFI
BORROWINGS
Balance at ending		58
Cash flows	(32,356)
Exchange differences, currency translation adjustments and others	32,298
Balance at beginning	58
Loans for purchase of equipment's
BORROWINGS
Balance at ending	26,307	30,282
Cash flows	(14,569)
Exchange differences, currency translation adjustments and others	10,594
Balance at beginning	30,282
Loans that do not represent cash movement		33,433
Remeasurement, interest and related expenses
BORROWINGS
Balance at ending	285,711	$ 251,312
Cash flows	(174,573)
Accrued interest	9,925
Exchange differences, currency translation adjustments and others	199,047
Balance at beginning	$ 251,312